Basis Of Presentation and Summary of Significant Accounting Policies - Promotional Allowance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Promotional Allowance [Line Items]
Promotional allowances	$ 21.5	$ 17.1	$ 9.4
Estimated cost of providing promotional allowances	5.7	4.5	1.9
Racing Operations
Promotional Allowance [Line Items]
Promotional allowances	1.0	2.0	2.3
Online Operations
Promotional Allowance [Line Items]
Promotional allowances	9.3	6.5	2.7
Gaming Operations
Promotional Allowance [Line Items]
Promotional allowances	$ 11.2	$ 8.7	$ 4.4